Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instruments
Notional amount of outstanding derivatives
Type of derivative Total notional amounts at December 31,
($ in millions) 2020 2019 2018
Foreign exchange contracts

12,610 15,015 13,612
Embedded foreign exchange derivatives

1,134 924 733
Interest rate contracts

3,227 5,188 3,300
Total notional amounts at December 31,
Type of derivative Unit 2020 2019 2018
Copper swaps

metric tonnes 39,390 42,494 46,143
Silver swaps

ounces 1,966,677 2,508,770 2,861,294
Aluminum swaps

metric tonnes 8,112 8,388 9,491

Gain (loss) on fair value hedges	($ in millions) 2020 2019 2018 Gains (losses) recognized in Interest and other finance expense: - on derivatives designated as fair value hedges 11 38 (4) - on hedged item (11) (38) 5
Gain (loss) on derivatives not designated in hedge relationships
($ in millions) Gains (losses) recognized in income
Type of derivative not designated as a hedge Location 2020 2019 2018
Foreign exchange contracts

Total revenues 94 (7) (121)
Total cost of sales — (64) 46
SG&A expenses
(1)
(11) 2 10
Non-order related research and

development (2) 1 (1)
Interest and other finance
expense 207 (122) 40
Embedded foreign exchange contracts

Total revenues (34) 17 58
Total cost of sales (1) (6) (4)
SG&A expenses
(1)
— — 2
Commodity contracts

Total cost of sales 56 12 (33)
Other Interest and other finance
expense 1 — 3
Total 310 (167) —
SG&A expenses

represent “Selling,

general and

administrative

expenses”.

Fair value of derivatives
December 31, 2020
Derivative assets Derivative liabilities
Non-current Non-current
Current in in “Other Current in in “Other
“Other current non-current “Other current non-current
($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

1 2 4
Interest rate contracts

6 78
Cash-settled call options

10 11
Total 16 90 2 4
Derivatives not designated as hedging instruments:
Foreign exchange contracts

221 22 106 26
Commodity contracts

59 7
Interest rate contracts

2 2
Embedded foreign exchange derivatives

10 2 28 16
Total 292 24 143 42
Total

fair value
308 114 145 46
December 31, 2019
Derivative assets Derivative liabilities
Non-current Non-current
Current in in “Other Current in in “Other
“Other current non-current “Other current non-current
($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

2 6
Interest rate contracts

72
Cash-settled call options

11 14
Total 11 86 2 6
Derivatives not designated as hedging instruments:
Foreign exchange contracts

85 14 127 14
Commodity contracts

17 2
Cash-settled call options

1
Embedded foreign exchange derivatives

7 3 12 3
Total 109 18 141 17
Total

fair value
120 104 143 23

Offsetting arrangements
($ in millions) December 31, 2020
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 410 (106) 304
Total 410 (106) — — 304
($ in millions) December 31, 2020
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 147 (106) 41
Total 147 (106) — — 41
($ in millions) December 31, 2019
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 214 (102) 112
Total 214 (102) — — 112
($ in millions) December 31, 2019
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 151 (102) 49
Total 151 (102) — — 49